SHAREHOLDERS' EQUITY (Summary of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of shares upon exercise
Outstanding at beginning of year	2,255,620	1,937,908
Granted	1,330,500	1,473,400
Vested	(1,005,532)	(829,910)
Forfeited	(316,889)	(325,778)
Unvested at end of year	2,263,699	2,255,620
Weighted average share price
Outstanding at beginning of year	$ 8.52	$ 12.92
Granted	2.47	5.22
Vested	2.19	15.82
Forfeited	2.38	5.78
Unvested at end of year	$ 4.95	$ 8.52